Document And Entity Information	Nov. 03, 2020
Document Information Line Items
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001708176
Document Period End Date	Nov. 03, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38363
Entity Tax Identification Number	84-3235695
Entity Address, Address Line One	2626 Fulton Drive NW
Entity Address, City or Town	Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44718
City Area Code	(330)
Local Phone Number	458-9176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.0001 par value per share
Document Information Line Items
Trading Symbol	HOFV
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Security Exchange Name	NASDAQ
Warrants to purchase 1.421333 shares of Common Stock
Document Information Line Items
Trading Symbol	HOFVW
Title of 12(b) Security	Warrants to purchase 1.421333 shares of Common Stock
Security Exchange Name	NASDAQ